DERIVATIVES AND FAIR VALUE OF FINANCIAL INSTRUMENTS - Fair Value Measurements (Table) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Quoted Prices in Active Markets for Identical Assets (Level 1)
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Cash and cash equivalents	$ 271,097	$ 257,868
Restricted cash	6,011	24,704
Senior and ship mortgage notes including premium and net of discount	(1,153,428)	(973,940)
Significant Other Observable Inputs (Level 2)
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Capital lease obligations, including current portion	(24,450)	(25,112)
Long-term debt, including current portion	(291,014)	(324,071)
Loan receivable from affiliate company		35,000
Long-term receivable from affiliate companies	35,290	57,701
Total
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Cash and cash equivalents	271,097	257,868
Restricted cash	6,011	24,704
Senior and ship mortgage notes including premium and net of discount	(1,153,428)	(973,940)
Capital lease obligations, including current portion	(24,450)	(25,112)
Long-term debt, including current portion	(291,014)	(324,071)
Loan receivable from affiliate company		35,000
Long-term receivable from affiliate companies	$ 35,290	$ 57,701